SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On April 2, 2018, the Group sent a notification to Sinopec Sales Co., Ltd. ("Sinopec”) to terminate the cooperation on gas station media business in advance as the Group decided to terminate the gas station advertising business, in which Sinopec confirmed the termination for concession right since April 1, 2018.

On March 22, 2019, two parties signed the settlement agreement and agreed that 1) the Group use all the gas station media network equipment to deduct the payables due to Sinopec except Shanghai and Henan branch. The Group's payable to Sinopec is RMB 41,450 (including RMB 35,232 for rental, RMB 4,435 for utilities, and RMB 1,783 for interest penalty) in total and the evaluated fair value of the gas station media network equipment is RMB 27,606; 2) the Group shall settle remaining RMB 13,844 by providing free advertising services to Sinopec in the future as settlement.

On March 29, 2019, Airmedia Group Inc. and JPMorgan Chase Bank, as depositary, and all holders from time to time of American Depositary Shares entered into Amended and Restated Deposit Agreement to combine 5 original ADSs to 1 new ADS which is effective on April 11, 2019. After the agreement is executed, 1 ADS amounted to $0.01 par value represents 10 ordinary shares amounted to 0.001 par value per share.

The Group announced on March 28, 2018 and further updated on September 28, 2018 that Mr. Herman Man Guo intended to purchase AirMedia’s ordinary shares in the form of ADSs with an aggregate value of up to $5,000 As of the date of this annual report, Mr. Herman Man Guo acquired, an aggregate of 344,984 ADSs, representing 3,449,844 ordinary shares of the Company.